Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic and Foreign Components of Net Loss Before Income Taxes
The components of net loss before income taxes are as follows (in thousands):

	Year Ended December 31,
	2023	2022
U.S.	$(81,259)	$(38,267)
Foreign	916	666

Loss before income taxes	$(80,343)	$(37,601)

Reconciliation of Effective Tax Rate and Statutory Federal Income Tax Rate
The reconciliation between the effective tax rate and the statutory federal income tax rate for the years ended
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 31, 2023 and 2022 is as follows:

	Year Ended December 31,
	2023	2022
U.S. statutory federal income tax rate	21.0%	21.0%
State income taxes, net of federal income tax benefit	7.1%	6.9%
Change in fair value of financial instruments	3.0%	0.0%
Tax credits	0.4%	1.0%
Valuation allowance	(30.5)%	(29.0)%
Non-deductible expenses	(0.9)%	0.0%
Other	(0.4)%	(0.2)%

Effective tax rate	(0.3)%	(0.3)%

Schedule of Deferred Tax Assets
Significant components of the Company’s deferred tax assets are as follows (in thousands):

	December 31,
	2023	2022
U.S. federal and state net operating loss carryforwards	$36,092	$25,051
Capitalized start-up and research and development expenses	10,868	5,377
Research and development tax credits	2,275	1,780
Interest expense	3,918	—
Lease liability	659	838
Depreciation	203	236
Bad debt reserve	3,461	—
Other temporary differences	2,145	994

Total deferred tax assets	59,621	34,276

Valuation allowance	(57,985)	(33,484)
Net deferred tax assets	1,636	792
Right of use asset	(623)	(792)
Other deferred tax liability	(1,013)	—

Total deferred tax liabilities	(1,636)	(792)

Net deferred tax asset	$—	$—

Summary of Valuation Allowance
Changes to the Company’s valuation allowance are as follows (in thousands):

	Year Ended December 31,
	2023	2022
Beginning balances	$33,484	$22,579
Additions charged to net loss	24,501	10,905

Ending balances	$57,985	$33,484